PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Related Party transactions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amount due from related parties current
Amount due from related parties current	¥ 75,519	$ 11,574	¥ 301,665
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	51,007	7,817	166,935
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	9,320,580	1,428,441	6,128,595
Amounts due to subsidiaries
Amount due to subsidiaries current	38,863	5,955	22,471
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	7,043,586	1,079,477	5,855,452
Parent Company | Hong Kong Fastweb Holdings Co., Limited ("Fastweb HK")
Amount due from subsidiaries current
Amount due from subsidiaries current	62,780	9,621	67,088
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	56,265	8,623	58,018
Parent Company | WiFire Open Network Group Ltd
Amount due from subsidiaries current
Amount due from subsidiaries current	2,157,285	330,618	147,326
Parent Company | WiFire Group ("WiFire Group")
Amount due from subsidiaries current
Amount due from subsidiaries current	652	100	698
Parent Company | Other Subsidiaries
Amount due from subsidiaries current
Amount due from subsidiaries current	12	2	13
Amounts due to subsidiaries
Amount due to subsidiaries current	3,080	471	3,022
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amounts due to subsidiaries
Amount due to subsidiaries current	¥ 35,783	$ 5,484	¥ 19,449